UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/07
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
            --------------------------------------------------------------------
            Greenville, SC 29601
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-12069
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
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Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina        4/23/07
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                  105
                                            ------------------------------

Form 13F Information Table Value Total:               103573
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
FORM 13F INFORMATION TABLE
3/31/2007

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AGILENT TECHNOLOGIES INC        COM             00846u101      20       608   SH         SOLE        N/A          608
ALCOA INC                       COM             013817101     573     16895   SH         SOLE        N/A        16895
ALLSTATE CORP                   COM             020002101     632     10520   SH         SOLE        N/A        10520
ALLTEL CORP                     COM             020039103     651     10500   SH         SOLE        N/A        10500
AMERICAN EXPRESS CO             COM             025816109     753     13350   SH         SOLE        N/A        13350
AMERICAN INTL GROUP INC         COM             026874107     350      5200   SH         SOLE        N/A         5200
AMERIGAS PARTNERS L P           UNIT L P INT    030975106      33      1000   SH         SOLE        N/A         1000
AMGEN INC                       COM             031162100    1652     29555   SH         SOLE        N/A        29555
APPLIED MATLS INC               COM             038222105     390     21300   SH         SOLE        N/A        21300
AT&T INC                        COM             00206r102     467     11855   SH         SOLE        N/A        11855
BANK OF AMERICA CORPORATION     COM             060505104    2323     45527   SH         SOLE        N/A        45527
BB&T CORP                       COM             054937107     115      2800   SH         SOLE        N/A         2800
BERKSHIRE HATHAWAY INC DEL      CL A            084670108    1962        18   SH         SOLE        N/A           18
BERKSHIRE HATHAWAY INC DEL      CL B            084670207      73        20   SH         SOLE        N/A           20
BLACK & DECKER CORP             COM             091797100      16       200   SH         SOLE        N/A          200
BOSTON PROPERTIES INC           COM             101121101       9        75   SH         SOLE        N/A           75
BP PLC SPONSORED                ADR             055622104    1743     26925   SH         SOLE        N/A        26925
CATERPILLAR INC                 COM             149123101    1915     28568   SH         SOLE        N/A        28568
CHEVRON CORP NEW                COM             166764100    4175     56443   SH         SOLE        N/A        56443
CHUBB CORP                      COM             171232101      16       300   SH         SOLE        N/A          300
CISCO SYS INC                   COM             17275r102    2716    106377   SH         SOLE        N/A       106377
CITIGROUP INC                   COM             172967101    2510     48890   SH         SOLE        N/A        48890
CITIZENS COMMUNICATIONS CO      COM             17453b101     374     24985   SH         SOLE        N/A        24985
COCA COLA CO                    COM             191216100    2007     41817   SH         SOLE        N/A        41817
COMCAST CORP                    CL A            20030n101     754     29055   SH         SOLE        N/A        29055
COMMUNITY HEALTH SYS INC        COM             203668108     482     13675   SH         SOLE        N/A        13675
CONAGRA FOODS INC               COM             205887102    1388     55740   SH         SOLE        N/A        55740
CONOCOPHILLIPS                  COM             20825c104     335      4895   SH         SOLE        N/A         4895
CVS CAREMARK CORPORATION        COM             126650100      80      2350   SH         SOLE        N/A         2350
DARDEN RESTAURANTS INC          COM             237194105      19       450   SH         SOLE        N/A          450
DEVELOPERS DIVERSIFIED RLTY CO  COM             251591103     557      8850   SH         SOLE        N/A         8850
DISNEY WALT CO COM DISNEY       COM             254687106     376     10910   SH         SOLE        N/A        10910
DU PONT E I DE NEMOURS & CO     COM             263534109    1547     31292   SH         SOLE        N/A        31292
DUKE ENERGY CORP                COM             26441c105    3478    171436   SH         SOLE        N/A       171436
E M C CORP MASS                 COM             268648102       7       500   SH         SOLE        N/A          500
EARTHLINK INC                   COM             270321102      50      6777   SH         SOLE        N/A         6777
EATON CORP                      COM             278058102      67       800   SH         SOLE        N/A          800
EBAY INC COM                    COM             278642103     350     10550   SH         SOLE        N/A        10550
EMBARQ CORP                     COM             29078e105       3        59   SH         SOLE        N/A           59
EXXON MOBIL CORP                COM             30231g102    4126     54679   SH         SOLE        N/A        54679
FLUOR CORP NEW                  COM             343412102      25       274   SH         SOLE        N/A          274
FORDING CDN COAL TR             TR UNIT         345425102     239     10800   SH         SOLE        N/A        10800
FORTUNE BRANDS INC              COM             349631101      10       125   SH         SOLE        N/A          125
GALLAGHER ARTHUR J & CO         COM             363576109    1256     44337   SH         SOLE        N/A        44337
GENERAL ELECTRIC CO             COM             369604103    2900     82018   SH         SOLE        N/A        82018
GLAXOSMITHKLINE PLC SPONSORED   ADR             37733w105     492      8900   SH         SOLE        N/A         8900
GREENVILLE FIRST BANCSHARES     COM             39607y100      13       616   SH         SOLE        N/A          616
HOME DEPOT INC                  COM             437076102    1829     49775   SH         SOLE        N/A        49775
IDEARC INC                      COM             451663108      40      1146   SH         SOLE        N/A         1146
INTEL CORP                      COM             458140100    2436    127314   SH         SOLE        N/A       127314
INTERNATIONAL BUSINESS MACHS    COM             459200101     706      7490   SH         SOLE        N/A         7490
INTL PAPER CO                   COM             460146103     411     11300   SH         SOLE        N/A        11300
JDS UNIPHASE CORP               COM PAR         46612j507      23      1530   SH         SOLE        N/A         1530
JOHNSON & JOHNSON               COM             478160104    1097     18202   SH         SOLE        N/A        18202
JP MORGAN CHASE & CO            COM             46625h100    2649     54762   SH         SOLE        N/A        54762
JUNIPER NETWORKS INC            COM             48203r104       8       400   SH         SOLE        N/A          400
KIMCO REALTY CORP               COM             49446r109     344      7050   SH         SOLE        N/A         7050
LOCKHEED MARTIN CORP            COM             539830109      10       100   SH         SOLE        N/A          100
LOWES COS INC                   COM             548661107    1673     53115   SH         SOLE        N/A        53115
MARSH & MCLENNAN COS INC        COM             571748102       4       150   SH         SOLE        N/A          150
MEDCO HEALTH SOLUTIONS INC      COM             58405u102      28       388   SH         SOLE        N/A          388
MEDTRONIC INC                   COM             585055106     276      5620   SH         SOLE        N/A         5620
MERCK & CO INC                  COM             589331107    2385     53995   SH         SOLE        N/A        53995
MICROSOFT CORP                  COM             594918104    2870    102996   SH         SOLE        N/A       102996
MOTOROLA INC                    COM             620076109     159      9000   SH         SOLE        N/A         9000
NORFOLK SOUTHERN CORP           COM             655844108       5       100   SH         SOLE        N/A          100
ORACLE CORP                     COM             68389x105    1155     63685   SH         SOLE        N/A        63685
PEABODY ENERGY CORP             COM             704549104     318      7900   SH         SOLE        N/A         7900
PEPSICO INC                     COM             713448108    1106     17405   SH         SOLE        N/A        17405
PFIZER INC                      COM             717081103    1922     76075   SH         SOLE        N/A        76075
PIEDMONT NAT GAS INC            COM             720186105    1196     45345   SH         SOLE        N/A        45345
PLUM CREEK TIMBER CO INC        COM             729251108    3051     77405   SH         SOLE        N/A        77405
PROCTER & GAMBLE CO             COM             742718109     740     11717   SH         SOLE        N/A        11717
PROGRESS ENERGY INC             COM             743263105     490      9710   SH         SOLE        N/A         9710
QUALITY SYS INC                 COM             747582104      80      2000   SH         SOLE        N/A         2000
SCHERING PLOUGH CORP            COM             806605101     107      4200   SH         SOLE        N/A         4200
SCHLUMBERGER LTD                COM             806857108     520      7530   SH         SOLE        N/A         7530
SEALED AIR CORP NEW             COM             81211k100      82      2600   SH         SOLE        N/A         2600
SIMON PPTY GROUP INC NEW        PFD CONV        828806802    1098     12409   SH         SOLE        N/A        12409
SLM CORP                        COM             78442p106      94      2290   SH         SOLE        N/A         2290
SONOCO PRODS CO                 COM             835495102       4       100   SH         SOLE        N/A          100
SOUTH FINL GROUP INC            COM             837841105    1487     60135   SH         SOLE        N/A        60135
SOUTHERN CO                     COM             842587107    1794     48955   SH         SOLE        N/A        48955
SPECTRA ENERGY CORP             COM             847560109    1441     54858   SH         SOLE        N/A        54858
SPRINT NEXTEL CORP              COM FON         852061100      99      5203   SH         SOLE        N/A         5203
STRYKER CORP                    COM             863667101     133      2000   SH         SOLE        N/A         2000
TARGET CORP                     COM             87612e106     382      6450   SH         SOLE        N/A         6450
3M CO                           COM             88579y101      15       200   SH         SOLE        N/A          200
TIME WARNER INC                 COM             887317105     752     38150   SH         SOLE        N/A        38150
TRANSOCEAN INC ORD              COM             g90078109      20       250   SH         SOLE        N/A          250
TRAVELERS COMPANIES INC         COM             89417e109       1        20   SH         SOLE        N/A           20
UNITED PARCEL SERVICE INC       CL B            911312106      32       450   SH         SOLE        N/A          450
UNITEDHEALTH GROUP INC          COM             91324p102     851     16065   SH         SOLE        N/A        16065
VERIGY LTD SHS                  COM             y93691106       2        72   SH         SOLE        N/A           72
VERIZON COMMUNICATIONS          COM             92343v104     835     22014   SH         SOLE        N/A        22014
VULCAN MATLS CO                 COM             929160109   15028    129020   SH         SOLE        N/A       129020
WACHOVIA CORP NEW               COM             929903102    1416     25725   SH         SOLE        N/A        25725
WAL MART STORES INC             COM             931142103    1187     25280   SH         SOLE        N/A        25280
WALGREEN CO                     COM             931422109    1374     29945   SH         SOLE        N/A        29945
WEINGARTEN RLTY INVS            SH BEN INT      948741103      92      1940   SH         SOLE        N/A         1940
WELLS FARGO & CO                COM             949746101    1396     40547   SH         SOLE        N/A        40547
WHOLE FOODS MKT INC             COM             966837106     214      4780   SH         SOLE        N/A         4780
WINDSTREAM CORP                 COM             97381w104    1074     73117   SH         SOLE        N/A        73117
WRIGLEY WM JR CO                COM             982526105     127      2500   SH         SOLE        N/A         2500
YAHOO INC                       COM             984332106     879     28100   SH         SOLE        N/A        28100
                                                           103573